RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended		24 Months Ended
	Dec. 08, 2020	Oct. 15, 2020	Jun. 17, 2020	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services				$ 858	$ 313
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions				$ 57	$ 54
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from public market						663,005
Number of shares sold by another entity				1,052,328
Number of shares owned				21,297,526
Proportion of entity interest held by another entity	31.00%	31.00%	32.00%	28.33%